SCHEDULE OF SALES AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sales And Marketing Expenses	$ 1,109	$ 699
Salaries And Related Expense [Member]
Sales And Marketing Expenses	142	213
Stock Based Compensation [Member]
Sales And Marketing Expenses	126	132
Business Development And Marketing [Member]
Sales And Marketing Expenses	667	323
Exhibitions [Member]
Sales And Marketing Expenses	152
Vehicle Expenses [Member]
Sales And Marketing Expenses	15	22
Other Expenses [Member]
Sales And Marketing Expenses	$ 7	$ 9